Note 14 - Commitments, Contingencies and Guarantees (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Deferred Share Units Nonvested Total Compensation Cost Not Yet Recognized	$ 0
Cash Settled Restricted Share Units Nonvested Total Compensation Cost Not Yet Recognized	$ 1,500
Derivative Instrument, Shares of Common Stock Held (in shares)	226,525
Deferred Share Unit Liability, Number of Common Shares (in shares)	226,525
CORE, Kontainers and ShipTrack [Member]
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High		$ 31,600
Business Combination, Contingent Consideration Arrangements, Period for Revenue Performance Targets (Year)		2 years
Business Combination, Contingent Consideration, Liability, Total		$ 4,700